Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
ASSETS	R$ 55,819,074	R$ 49,703,700
Current assets	13,715,730	9,327,249
Cash and cash equivalents	5,634,623	2,678,457	R$ 3,472,845
Other current assets	12,252,801	9,327,249
Noncurrent assets	42,103,344	40,376,451
LIABILITIES	55,819,074	49,703,700
Current liabilities	9,309,433	7,156,597
Other current liabilities	8,776,169	7,156,597
Noncurrent liabilities	22,317,974	21,415,878
Equity	24,191,667	21,131,225	22,175,235	R$ 20,250,518
Net operating revenue	21,479,468	20,535,341	20,976,216
Operating costs and expenses	(18,092,563)	(17,254,583)	(16,415,740)
Equity in earnings of investees	307,809	478,577	366,314
Income tax and social contribution	354,057	(281,099)	1,178,524
Net income	2,327,168	1,149,321	5,048,602
Total comprehensive income	2,072,843	1,359,308	5,201,347
Voltalia [Member]
IfrsStatementLineItems [Line Items]
ASSETS	239,779	238,907
Current assets	9,535	10,883
Cash and cash equivalents	9,378	10,797
Other current assets	157	86
Noncurrent assets	230,244	228,024
LIABILITIES	239,779	238,907
Current liabilities	17	2,220
Financial liabilities
Other current liabilities	17	2,220
Noncurrent liabilities
Financial liabilities
Other noncurrent liabilities
Equity	239,762	236,687
Net operating revenue
Operating costs and expenses	(83)	(78)	(64)
Interest expenses
Financial income and other financial expenses	1,236	1,291	162
Equity in earnings of investees	2,220	2,502	2,506
Income tax and social contribution	(298)	(258)	(17)
Net income	3,075	2,166	2,587
Other comprehensive income
Total comprehensive income	R$ 3,075	R$ 2,166	2,587
Investment interest - %	49.00%	49.00%
Investment book value	R$ 117,484	R$ 115,976
Caiua [Member]
IfrsStatementLineItems [Line Items]
ASSETS	335,003	327,819
Current assets	42,176	38,421
Cash and cash equivalents	13,592	13,440
Other current assets	28,584	24,981
Noncurrent assets	292,827	289,398
LIABILITIES	335,003	327,819
Current liabilities	18,076	22,569
Financial liabilities	5,710	7,273
Other current liabilities	12,366	15,296
Noncurrent liabilities	45,349	49,542
Financial liabilities	23,381	28,705
Other noncurrent liabilities	21,968	20,837
Equity	271,578	255,708
Net operating revenue	36,562	62,864	43,128
Operating costs and expenses	(7,069)	5,876	(5,609)
Interest expenses	(2,817)	(3,225)	(2,963)
Financial income and other financial expenses	2,437	1,620	615
Equity in earnings of investees
Income tax and social contribution	(4,088)	(6,802)	(7,078)
Net income	25,025	50,186	28,093
Other comprehensive income
Total comprehensive income	R$ 25,025	R$ 50,186	28,093
Investment interest - %	49.00%	49.00%
Investment book value	R$ 133,074	R$ 125,297
Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
ASSETS	585,668	588,279
Current assets	68,873	78,790
Cash and cash equivalents	9,247	28,997
Other current assets	59,626	49,793
Noncurrent assets	516,795	509,489
LIABILITIES	585,668	588,279
Current liabilities	12,559	59,771
Financial liabilities	8,047	12,774
Other current liabilities	4,512	46,997
Noncurrent liabilities	140,334	135,645
Financial liabilities	32,919	40,415
Other noncurrent liabilities	107,415	95,230
Equity	432,775	392,863
Net operating revenue	63,370	100,482	71,868
Operating costs and expenses	1,051	(4,022)	(10,508)
Interest expenses	(4,236)	(4,914)	(4,671)
Financial income and other financial expenses	3,970	2,628	717
Equity in earnings of investees
Income tax and social contribution	(14,735)	(27,185)	(16,072)
Net income	49,420	69,275	41,334
Other comprehensive income
Total comprehensive income	R$ 49,420	R$ 69,275	41,334
Investment interest - %	49.00%	49.00%
Investment book value	R$ 212,060	R$ 192,502
Matrincha [Member]
IfrsStatementLineItems [Line Items]
ASSETS	2,984,765	2,935,068
Current assets	432,126	427,118
Cash and cash equivalents	129,197	136,878
Other current assets	302,929	290,240
Noncurrent assets	2,552,639	2,507,950
LIABILITIES	2,984,765	2,935,068
Current liabilities	172,783	225,502
Financial liabilities	133,551	130,033
Other current liabilities	39,232	95,469
Noncurrent liabilities	781,369	808,485
Financial liabilities	493,603	578,340
Other noncurrent liabilities	287,766	230,145
Equity	2,030,613	1,901,081
Net operating revenue	313,948	518,428	396,622
Operating costs and expenses	42,853	(33,073)	(24,341)
Interest expenses	(70,612)	(76,652)	(87,628)
Financial income and other financial expenses	22,390	17,109	4,348
Equity in earnings of investees
Income tax and social contribution	(64,724)	(94,589)	(91,830)
Net income	158,149	390,766	197,171
Other comprehensive income
Total comprehensive income	R$ 158,149	R$ 390,766	197,171
Investment interest - %	49.00%	49.00%
Investment book value	R$ 994,999	R$ 931,528
Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,611,484	1,568,964
Current assets	209,444	211,094
Cash and cash equivalents	52,346	56,436
Other current assets	157,098	154,658
Noncurrent assets	1,402,040	1,357,870
LIABILITIES	1,611,484	1,568,964
Current liabilities	147,180	154,404
Financial liabilities	46,632	42,260
Other current liabilities	100,548	112,144
Noncurrent liabilities	460,052	461,297
Financial liabilities	360,398	397,181
Other noncurrent liabilities	99,654	64,116
Equity	1,004,252	953,263
Net operating revenue	165,557	266,855	229,117
Operating costs and expenses	25,321	(40,926)	(7,185)
Interest expenses	(43,496)	(45,487)	(46,449)
Financial income and other financial expenses	8,472	7,889	2,318
Equity in earnings of investees
Income tax and social contribution	(42,209)	(20,473)	(60,617)
Net income	63,003	205,456	117,184
Other comprehensive income
Total comprehensive income	R$ 63,003	R$ 205,456	117,184
Investment interest - %	49.00%	49.00%
Investment book value	R$ 492,083	R$ 467,099
Paranaiba [Member]
IfrsStatementLineItems [Line Items]
ASSETS	2,047,430	1,921,848
Current assets	255,100	223,010
Cash and cash equivalents	58,781	56,518
Other current assets	196,319	166,492
Noncurrent assets	1,792,330	1,698,838
LIABILITIES	2,047,430	1,921,848
Current liabilities	142,254	125,681
Financial liabilities	71,258	59,606
Other current liabilities	70,996	66,075
Noncurrent liabilities	713,251	718,700
Financial liabilities	416,535	475,804
Other noncurrent liabilities	296,716	242,896
Equity	1,191,925	1,077,467
Net operating revenue	282,153	231,960	285,483
Operating costs and expenses	(19,808)	(20,181)	(17,537)
Interest expenses	(58,254)	(55,971)	(64,378)
Financial income and other financial expenses	9,899	7,541	2,240
Equity in earnings of investees
Income tax and social contribution	(65,954)	31,030	(62,638)
Net income	148,036	242,809	143,170
Other comprehensive income
Total comprehensive income	R$ 148,036	R$ 242,809	143,170
Investment interest - %	24.50%	24.50%
Investment book value	R$ 292,022	R$ 263,979
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
ASSETS	3,768,174	3,587,501
Current assets	689,261	539,668
Cash and cash equivalents	23,560	32,903
Other current assets	665,701	506,765
Noncurrent assets	3,078,913
LIABILITIES	3,768,174	3,587,501
Current liabilities	115,975	113,772
Financial liabilities	77,365	70,775
Other current liabilities	38,610	42,997
Noncurrent liabilities	2,181,769	2,091,971
Financial liabilities	1,685,717	1,668,794
Other noncurrent liabilities	496,052	423,177
Equity	1,470,430	1,381,758
Net operating revenue	393,463	415,526	426,573
Operating costs and expenses	(64,658)	(68,472)	(72,970)
Interest expenses	(117,202)	(117,725)	(142,329)
Financial income and other financial expenses	(36,378)	(59,597)	(19,781)
Equity in earnings of investees
Income tax and social contribution	(58,933)	(57,676)	(65,399)
Net income	116,292	289,378	126,094
Other comprehensive income
Total comprehensive income	R$ 116,292	R$ 289,378	126,094
Investment interest - %	50.10%	50.10%
Investment book value	R$ 736,685	R$ 692,260
Cantareira [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,799,642	1,805,583
Current assets	182,210	226,945
Cash and cash equivalents	23,092	73,866
Other current assets	159,118	153,079
Noncurrent assets	1,617,432	1,578,638
LIABILITIES	1,799,642	1,805,583
Current liabilities	82,109	92,290
Financial liabilities	43,716	59,850
Other current liabilities	38,393	32,440
Noncurrent liabilities	761,795	747,233
Financial liabilities	410,552	423,563
Other noncurrent liabilities	351,243	323,670
Equity	955,738	966,060
Net operating revenue	177,852	188,348	233,888
Operating costs and expenses	(8,992)	(10,885)	(24,727)
Interest expenses	(39,969)	(40,077)	(45,262)
Financial income and other financial expenses	8,354	2,262	1,468
Equity in earnings of investees
Income tax and social contribution	(46,300)	(47,212)	(56,201)
Net income	90,945	130,251	109,166
Other comprehensive income
Total comprehensive income	R$ 90,945	R$ 130,251	R$ 109,166
Investment interest - %	49.00%	49.00%
Investment book value	R$ 468,311	R$ 473,369